Income taxes - Summary of Deferred Tax (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Intangible assets	$ 4,492,435	$ 2,963,340
Defined benefit plan	33,451	8,497
Net operating loss carry forward	7,210,383	2,873,281
Total deferred tax assets (gross)	11,736,269	5,845,118
Valuation allowance	(11,736,269)	(5,845,118)
Total deferred tax asset (net)	$ 0	$ 0